Subsequent Events - Additional Information (Detail)	0 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended		3 Months Ended	0 Months Ended	3 Months Ended	0 Months Ended	3 Months Ended				1 Months Ended	0 Months Ended												1 Months Ended
	Jan. 31, 2013	Mar. 31, 2014 USD ($)	Dec. 31, 2013	Jan. 31, 2014 January Private Placements USD ($)	Feb. 28, 2014 February Private Placements USD ($)	Mar. 31, 2014 Vapestick USD ($)	Feb. 28, 2014 FIN Electronic Cigarette USD ($)	Mar. 31, 2014 FIN Electronic Cigarette USD ($)	Feb. 28, 2014 FIN Electronic Cigarette Promissory Notes USD ($)	Mar. 31, 2014 FIN Electronic Cigarette Promissory Notes	Mar. 31, 2014 FIN Electronic Cigarette Common stock issuable per day Promissory Notes	Mar. 31, 2014 FIN Electronic Cigarette Maximum	Mar. 31, 2014 FIN Electronic Cigarette Maximum Common stock issuable per day	Jan. 31, 2014 Subsequent Event January Private Placements USD ($)	Apr. 30, 2014 Subsequent Event April Private Placements USD ($)	Feb. 28, 2014 Subsequent Event February Private Placements USD ($)	Apr. 30, 2014 Subsequent Event 6% Original Discount Senior Secured Convertible Promissory Notes USD ($)	Apr. 22, 2014 Subsequent Event 6% Original Discount Senior Secured Convertible Promissory Notes USD ($)	Apr. 30, 2014 Subsequent Event Minimum 6% Original Discount Senior Secured Convertible Promissory Notes USD ($)	Apr. 30, 2014 Subsequent Event Maximum 6% Original Discount Senior Secured Convertible Promissory Notes USD ($)	Apr. 22, 2014 Subsequent Event Must Have Limited ("MHL") USD ($)	Apr. 22, 2014 Subsequent Event Must Have Limited ("MHL") GBP (£)	Feb. 22, 2014 Subsequent Event Must Have Limited ("MHL")	Apr. 22, 2014 Subsequent Event Must Have Limited ("MHL") Minimum USD ($)	Jan. 09, 2014 Subsequent Event Vapestick USD ($)	Jan. 09, 2014 Subsequent Event Vapestick GBP (£)	Feb. 28, 2014 Subsequent Event FIN Electronic Cigarette USD ($)	Feb. 28, 2014 Subsequent Event FIN Electronic Cigarette Promissory Notes USD ($)	Feb. 28, 2014 Subsequent Event FIN Electronic Cigarette Maximum	Feb. 28, 2014 Subsequent Event FIN Electronic Cigarette Maximum Common stock issuable per day
Subsequent Event [Line Items]
Acquisition, shares issued			10,844,000				10,000,000														2,300,000	2,300,000			6,595,900	6,595,900	10,000,000
Acquisition, cash consideration						$ 5,804,240	$ 10,000,000	$ 10,000,000													$ 9,000,000.00	£ 5,345,713.58			$ 5,746,965	£ 3,500,000	$ 10,000,000
Acquisition, promissory notes								15,000,000	15,000,000												11,000,000							15,000,000
Acquisition, surplus cash																						6,796,303
Acquisition, additional payments																					5,000,000
Minimum underwritten public offering that triggers maturity of promissory notes																								40,000,000
Debt Instrument Interest Rate				15.00%	15.00%				10.00%	10.00%				15.00%				6.00%			10.00%	10.00%						1000.00%
Private offering, aggregate principal amount				11,325,000	16,050,000									11,325,000		16,050,000		24,175,824			11,000,000
Total net proceeds		27,375,000		10,506,000	14,919,000									10,505,790	2,825,988.75	14,919,000		20,511,200
Conversion Price																	$ 7.48	$ 9.92
Minimum underwritten public offering that triggers conversion price reset																			25,000,000
Percentage of VWAP that conversion price would reset to																	115.00%
Principal amount that must be prepaid																	12,000,000
Maximum redeemable amount per month																				800,000
Private offering of units															$ 3,139,987.50
Number of shares that warrants are exercisable for	200,000														120,768	5,475,000
Warrants to purchase common stock, exercise price	0.25			5.00										5.00	6.50	5.00
Warrant exercise period	5 years														5 years	5 years
Notes, redemption price percentage			115.00%
Registration Statement, agreement			If the Registration Statement is not filed by the Filing Date or declared effective by the Required Effective Date, the Company is required to pay partial liquidated damages in cash to each Purchaser in the amount equal to 2% of the purchase price paid for the Notes and Warrants then owned by such Purchaser for each 30-day period for which the Company is non-compliant.					If the Registration Statement is not filed or declared effective as indicated, the Company is required to pay partial liquidated damages in cash in an amount equal to 2% of the value of the shares issued as consideration for each 30-day period for which the Company is non-compliant.
Units sold in Offering															483,075
Units sold in Offering, price per share															$ 6.50
Debt, maturity date										May 29, 2014																		May 29, 2014
Contingently issuable shares										500,000	12,500	500,000	12,500																500,000	12,500
Registration Statement, filing date																											Apr. 26, 2014
Liquidated damages																							2.00%				2.00%
Acquisition, shares issued par value																					$ 0.001